Noncontrolling Interests	6 Months Ended
Jun. 30, 2020
Noncontrolling Interest [Abstract]
Noncontrolling Interests
19.	Noncontrolling Interests

Shift4 Payments, Inc. is the sole managing member of Shift4 Payments, LLC, and consolidates the financial results of Shift4 Payments, LLC. The noncontrolling interests balance represents the economic interest in Shift4 Payments, LLC held by the Continuing Equity Owners. The following table summarizes the ownership of LLC Interests in Shift4 Payments, LLC as of June 30, 2020:

	LLC Interests	Ownership Percentage
Shift4 Payments, Inc.’s ownership of LLC Interests	38,832,816	49.8%
LLC Interests held by the Continuing Equity Owners	39,204,989	50.2%

Balance at end of period	78,037,805	100.0%

The Continuing Equity Owners have the right to require the Company to redeem their LLC Interests for, at the option of the Company, determined solely by the Company’s independent directors, newly-issued shares of Class A common stock on a one-for-one basis or a cash payment equal to a volume weighted average market price of one share of Class A common stock for each LLC Interest redeemed. In connection with the exercise of the redemption or exchange of LLC Interests (1) the Continuing Equity Owners will be required to surrender a number of shares of Class B common stock registered in the name of such redeeming or exchanging Continuing Equity Owner (or its applicable affiliate), which the Company will cancel for no consideration on a one-for-one basis with the number of LLC Interests so redeemed or exchanged and (2) all redeeming members will surrender LLC Interests to Shift4 Payments, LLC for cancellation. As of June 30, 2020, no redemptions have occurred or been requested.